Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction
Income before income tax expense by jurisdiction for the fiscal years ended March 31, 2023, 2024 and 2025 was as follows:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Domestic income (loss)	¥(588,227)	¥611,036	¥(407,567)
Foreign income	1,049,539	1,267,190	2,203,143
Total	¥461,312	¥1,878,226	¥1,795,576

Details of Current and Deferred Income Tax Expense (Benefit)
The detail of current and deferred income tax expense for the fiscal years ended March 31, 2023, 2024 and 2025 was as follows:

	2023 (As Adjusted)	2024 (As Adjusted)	2025
	(in millions)
Current:
Domestic	¥250,780	¥106,951	¥118,433
Foreign	203,213	302,494	241,724
Total	453,993	409,445	360,157
Deferred:
Domestic	(346,367)	87,990	103,533
Foreign	(60,875)	3,222	64,248
Total	(407,242)	91,212	167,781
Income tax expense	46,751	500,657	527,938
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	(59,568)	33,327	(46,184)
Debt valuation adjustments	7,858	(19,707)	4,941
Derivatives qualifying for cash flow hedges	(2,268)	(120)	(436)
Defined benefit plans	(10,301)	170,191	32,952
Foreign currency translation adjustments	85,074	155,814	(11,455)
Total	20,795	339,505	(20,182)
Total	¥67,546	¥840,162	¥507,756

Reconciliation of Effective Income Tax Rate
A reconciliation of the effective income tax rates reflected in the accompanying consolidated statements of income to the combined normal effective statutory tax rates for the fiscal years ended March 31, 2023, 2024 and 2025 is as follows:

	2023 (As Adjusted)		2024 (As Adjusted)	2025
Combined normal effective statutory tax rate	30.6%		30.6%	30.6%
Nondeductible expenses	1.1		0.4	0.4
Impairment of goodwill	2.2		—	2.4
Foreign tax credit and payments	(6.7)		0.9	0.2
Lower tax rates applicable to income of subsidiaries	(4.1)		(1.5)	(2.5)
Change in valuation allowance	(1.3)		(1.4)	0.3
Taxation for gain on sale of shares in subsidiary	4.8	(1)	—	—
Nontaxable dividends received	(21.1)		(4.1)	(5.3)
Undistributed earnings of subsidiaries	0.2		0.9	1.8
Tax and interest expense for uncertainty in income taxes	—		—	1.7
Tax penalty and tax refund	—		—	(2.9)	(2)
Noncontrolling interest income	0.4		0.6	0.1
Effect of changes in tax laws	0.9		—	1.2
Expiration of loss carryforward	0.2		0.1	1.4
Other—net	2.9		0.2	—
Effective income tax rate	10.1%		26.7%	29.4%

Notes:
(1)In March 2023, MUAH repurchased a portion of the shares in MUAH held by MUFG and MUFG Bank. The transaction resulted in the realization of a difference between the book value of the shares in MUAH for accounting and tax purposes, resulting in a ¥22,250 million increase of income tax expense and a 4.8 percentage points increase in the effective tax rate for the fiscal year ended March 31, 2023.
(2)For the fiscal year ended March 31, 2025, MUAH recognized a tax benefit of ¥52,129 million related to the amendment of the California state tax return, resulting in a 2.9 percentage points decrease in the effective tax rate.
Components of Net Deferred Tax Assets	The tax effects of the items comprising the MUFG Group’s net deferred tax assets at March 31, 2024 and 2025 were as follows:

	2024 (As Adjusted)	2025
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥457,344	¥390,614
Operating loss carryforwards	93,134	86,747
Loans	—	—
Accrued liabilities and other	386,583	328,371
Premises and equipment	122,705	113,572
Derivative financial instruments	530,127	649,519
Obligations under operating leases	86,288	89,790
Valuation allowance	(130,881)	(122,241)
Total deferred tax assets	¥1,545,300	¥1,536,372

	2024 (As Adjusted)	2025
	(in millions)
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under the fair value option)	729,381	642,105
Loans	2,186	3,466
Intangible assets	73,522	87,064
Lease transactions	12,240	16,866
Defined benefit plans	221,440	270,634
Investments in subsidiaries and affiliates	841,186	1,002,424
Right-of-use assets of operating leases	60,432	64,074
Other	74,821	81,284
Total deferred tax liabilities	2,015,208	2,167,917
Net deferred tax liabilities	¥(469,908)	¥(631,545)

Operating Loss Carryforwards and Tax Credit Carryforwards	Such carryforwards, if not utilized, are scheduled to expire as follows:

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2026	¥53,901	¥315
2027	886	292
2028	1,833	153
2029	13,175	346
2030	67,607	183
2031	7,143	247
2032 and thereafter	5,394	5,911
No definite expiration date	49,307	1,821
Total	¥199,246	¥9,268

Roll-forward of Unrecognized Tax Benefits
The following is a roll-forward of the MUFG Group’s unrecognized tax benefits for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025
	(in millions)
Balance at beginning of fiscal year	¥21,794	¥25,400	¥10,521
Gross amount of increases for current year’s tax positions	451	32	—
Gross amount of increases for prior years’ tax positions	279	—	40,882
Gross amount of decreases for prior years’ tax positions	(166)	(16,719)	(23)
Net amount of changes relating to settlements with tax authorities	—	—	(2,258)
Decreases due to lapse of applicable statutes of limitations	(116)	—	(772)
Foreign exchange translation and other	3,158	1,808	2,430
Balance at end of fiscal year	¥25,400	¥10,521	¥50,780

Roll-forward of Interest and Penalties Recognized	The following is a roll-forward of the interest and penalties recognized in the accompanying consolidated financial statements for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025
	(in millions)
Balance at beginning of fiscal year	¥2,848	¥2,167	¥1,260
Total interest and penalties in the consolidated statements of income	(1,052)	(1,218)	(1,770)
Total cash settlements, foreign exchange translation and other	371	311	815
Balance at end of fiscal year	¥2,167	¥1,260	¥305

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions	The following are the major tax jurisdictions in which the MUFG Group operates and the status of years under audit or open to examination:

Jurisdiction	Tax years
Japan	2023 and forward
United States—Federal	2019 and forward
United States—California	2017 and forward
Indonesia	2019 and forward